United States Securities and Exchange Commission

Form 13F


Report for the Calendar Year or Quarter Ended:  September 30, 2005
Check here if Amendment [    ]

Institutional Investment Manager Filing This Report:

Name:  Foster & Motley, Inc.
Address:  6725 Miami Road, Suite 200
                Cincinnati, OH  45243


Form 13F File Number:  028-10084

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Wm. Mark Motley
Title:  Principal
Phone:  513-561-6640

Signature, Place, and Date of Signing:

Electronic signature of Wm. Mark Motley, Cincinnati, OH, Oct.25, 2005


Report Type:
[X] 13F Holdings Report

Form 13F Summary Page


Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:   121
Form 13F Information Table Value Total:  $187,895(thousands)

List of Other Included Managers:  None





			Form 13F Information Table

	Title of		Value	 	Investment	Other	Voting Auth
Name of Issuer	Class	Cusip	(x$1000)	Shares	Discretion	Managers	Sole
Abbott Laboratories	com	002824100	"1,986"	"46,834"	sole		"46,834"
AFLAC Inc.	com	001055102	"3,621"	"79,931"	sole		"79,931"
Agilent Technologies	com	00846U101	200	"6,118"	sole		"6,118"
Alcoa Inc.	com	013817101	985	"40,327"	sole		"40,327"
Allstate Corp	com	020002101	382	"6,905"	sole		"6,905"
ALLTEL Corp	com	020039103	"3,050"	"46,841"	sole		"46,841"
Altria Group Inc	com	02209S103	349	"4,738"	sole		"4,738"
American Int'l Group Inc.	com	026874107	"2,078"	"33,532"	sole		"33,532"
Amgen Inc	com	031162100	"1,875"	"23,539"	sole		"23,539"
Anheuser Busch	com	035229103	240	"5,585"	sole		"5,585"
Avon Products	com	054303102	252	"9,325"	sole		"9,325"
B C E  Inc.	com	05534B109	"1,309"	"47,695"	sole		"47,695"
Baker Hughes Inc	com	057224107	642	"10,755"	sole		"10,755"
Bank of America	com	060505104	231	"5,491"	sole		"5,491"
Becton Dickinson	com	075887109	"1,679"	"32,033"	sole		"32,033"
Bed Bath& Beyond	com	075896100	275	"6,845"	sole		"6,845"
Blackrock Muni Trgt 2006	com	09247M105	250	"24,900"	sole		"24,900"
Block H&R Inc	com	093671105	210	"8,760"	sole		"8,760"
BP PLC	com	055622104	788	"11,128"	sole		"11,128"
Brown Forman Corp	com	115637209	170	"28,570"	sole		"28,570"
Caterpillar Inc	com	149123101	"1,973"	"33,585"	sole		"33,585"
Chter Muni Mtg Accp	sh ben int	160908109	"1,062"	"51,811"	sole		"51,811"
Chevron Corp	com	166764100	"3,295"	"50,902"	sole		"50,902"
Cincinnati Financial Cp	com	172062101	495	"11,811"	sole		"11,811"
Cintas Corporation	com	172908105	293	"7,130"	sole		"7,130"
Cisco Systems Inc.	com	17275R102	518	"28,920"	sole		"28,920"
Citigroup Inc.	com	172967101	"5,187"	"113,958"	sole		"113,958"
ConocoPhillips	com	208250104	"5,016"	"71,747"	sole		"71,747"
Danaher Corp	com	235851102	642	"11,930"	sole		"11,930"
Deere & Co	com	244199105	403	"6,583"	sole		"6,583"
Dell Inc.	com	247025109	"1,378"	"40,280"	sole		"40,280"
Direct Insite Corp	com	25457C207	8	"13,219"	sole		"13,219"
Dollar General Corp	com	256669102	332	"18,090"	sole		"18,090"
Eaton Corp	com	278058102	"2,413"	"37,975"	sole		"37,975"
Exxon Mobil Corporation	com	30231G102	"1,041"	"16,386"	sole		"16,386"
Federal Natl Mtg Assn	com	313586109	203	"4,528"	sole		"4,528"
Fifth Third Bancorp	com	316773100	"5,732"	"155,979"	sole		"155,979"
First Data Corporation	com	319963104	"3,643"	"91,075"	sole		"91,075"
Fiserv Inc.	com	337738108	567	"12,365"	sole		"12,365"
Flextronics	ord	Y2573F102	"1,747"	"135,950"	sole		"135,950"
Fortune Brands	com	349631101	299	"3,675"	sole		"3,675"
Fdl Home Ln Mtg Corp	com	313400301	"2,247"	"39,791"	sole		"39,791"
Franklin Resources	com	354613101	784	"9,340"	sole		"9,340"
Gallagher Arthur & Co	com	363576109	451	"15,660"	sole		"15,660"
General Dynamics	com	369550108	"1,889"	"15,805"	sole		"15,805"
General Electric	com	369604103	"4,251"	"126,258"	sole		"126,258"
Harley Davidson Inc	com	412822108	700	"14,450"	sole		"14,450"
Hewlett Packard Co	com	428236103	558	"19,124"	sole		"19,124"
Home Depot Inc.	com	437076102	"3,928"	"102,984"	sole		"102,984"
Illinois Tool Works	com	452308109	"2,282"	"27,720"	sole		"27,720"
Intel Corp	com	458140100	"2,433"	"98,717"	sole		"98,717"
Intl Business Machines	com	459200101	405	"5,052"	sole		"5,052"
Intermediate Muni Fund	com	45880P104	346	"38,200"	sole		"38,200"
J P Morgan Chase	com	46625H100	239	"7,050"	sole		"7,050"
Johnson & Johnson	com	478160104	"5,195"	"82,099"	sole		"82,099"
Johnson Ctls Inc	com	478366107	"1,839"	"29,635"	sole		"29,635"
Kimco Realty Corp	com	49446R109	487	"15,500"	sole		"15,500"
Kndr Mgn Engy Ptnrs	UT LTD PTNR	494550106	410	"7,750"	sole		"7,750"
Kinder Morgan Inc	com	49455P101	"3,984"	"41,433"	sole		"41,433"
Latin American Equity Fd	com	51827Q106	513	"16,534"	sole		"16,534"
Linear Technology	com	535678106	"1,275"	"33,908"	sole		"33,908"
Lowes Companies	com	548661107	823	"12,785"	sole		"12,785"
M A F Bancorp	com	55261R108	267	"6,524"	sole		"6,524"
MBNA Corp	com	55262L900	"2,426"	"98,457"	sole		"98,457"
Mngd High Inc Portfolio	com	56166C105	127	"20,400"	sole		"20,400"
Marriott Intl	com	571903202	"2,929"	"46,492"	sole		"46,492"
Masco Corp	com	574599106	"1,298"	"42,320"	sole		"42,320"
Maxim Integrated Prods	com	57772K101	588	"13,779"	sole		"13,779"
McCormick & Co.	com vtg	579780107	451	"13,825"	sole		"13,825"
McGraw Hill Companies	com	580645109	"3,257"	"67,797"	sole		"67,797"
Merck & Co	com	589331107	214	"7,864"	sole		"7,864"
Meredith Corp	com	589433101	695	"13,925"	sole		"13,925"
Microsoft Corp	com	594918104	"4,317"	"167,767"	sole		"167,767"
Morgan Stanley Dean Witter	com	617446448	465	"8,627"	sole		"8,627"
MS Emerging Mkts Debt	com	61744H105	"2,258"	"217,770"	sole		"217,770"
MS Emerging Mkts Fd	com	61744G107	"3,344"	"155,013"	sole		"155,013"
Motorola Inc	com	620076109	287	"13,025"	sole		"13,025"
Muni Mtg & Eqty LLC	growth shs	62624B101	564	"22,600"	sole		"22,600"
Nabors Industries	com	629568106	346	"4,815"	sole		"4,815"
National City Corp	com	635405103	222	"6,636"	sole		"6,636"
National Fuel Gas Co	com	636180101	"1,377"	"40,275"	sole		"40,275"
Nike Inc Cl B	CL B	654106103	"1,691"	"20,698"	sole		"20,698"
Nokia Corp 	Spon ADR	654902204	"1,453"	"85,947"	sole		"85,947"
Norfolk Southern	com	655844108	"1,006"	"24,805"	sole		"24,805"
Northrop Grumman Corp	com	666807102	351	"6,450"	sole		"6,450"
Nucor Corp	com	670346105	"4,548"	"77,090"	sole		"77,090"
Omnicom Group	com	681919106	629	"7,520"	sole		"7,520"
Oracle Corp	com	68389X105	234	"18,833"	sole		"18,833"
PepsiCo Inc.	com	713448108	"4,034"	"71,141"	sole		"71,141"
Pfizer Inc	com	717081103	"3,663"	"146,677"	sole		"146,677"
Phelps Dodge Corp	com	717265102	205	"1,581"	sole		"1,581"
Procter & Gamble	com	742718109	"5,833"	"98,092"	sole		"98,092"
Qualcomm Inc	com	747525103	"2,001"	"44,711"	sole		"44,711"
Roper Industries 	com	776696106	"2,302"	"58,578"	sole		"58,578"
Royal Dutch Pete Co NY	NY Reg	780257804	"2,194"	"33,424"	sole		"33,424"
Safeco Corp	com	786429100	"1,611"	"30,180"	sole		"30,180"
Sara Lee Corp	com	803111103	230	"12,130"	sole		"12,130"
Schlumberger LTD	com	806857108	203	"2,400"	sole		"2,400"
Senior High Inc Portfolio	com	81721E107	221	"35,700"	sole		"35,700"
Smartire Systems	com	831913108	1	"11,178"	sole		"11,178"
Stryker Corp	com	863667101	539	"10,895"	sole		"10,895"
Sun Trust Banks	com	867914103	239	"3,447"	sole		"3,447"
Sysco Corp	com	871829107	799	"25,468"	sole		"25,468"
T J X Cos Inc	com	872540109	443	"21,654"	sole		"21,654"
Target Corp	com	87612E106	"3,770"	"72,600"	sole		"72,600"
Technitrol Inc.	com	878555101	"1,695"	"110,630"	sole		"110,630"
Telecom New Zealand	Spon ADR	879278208	"2,020"	"60,130"	sole		"60,130"
Tmpletn Emg Mkts Fd Inc	com	880191101	334	"16,829"	sole		"16,829"
Tmpletn Em Mkts Inc	com	880192109	"1,551"	"113,198"	sole		"113,198"
Tmpletn Global Inc Fd	com	880198106	144	"16,540"	sole		"16,540"
Total Fina S.A. ADS	Spon ADR	89151E109	"3,585"	"26,398"	sole		"26,398"
Unilvr NV NY Shs	N Y SHS NEW	904784709	"2,238"	"31,320"	sole		"31,320"
United Technologies	com	913017109	"2,552"	"49,224"	sole		"49,224"
UnitedHealth Group	com	91324P102	"4,890"	"87,005"	sole		"87,005"
US Bancorp	com new	902973304	"3,285"	"116,970"	sole		"116,970"
Wachovica Corp	com	929903102	760	"15,972"	sole		"15,972"
Wal-Mart Stores Inc.	com	931142103	547	"12,493"	sole		"12,493"
Washington Mutual Inc	com	939322103	"3,363"	"85,748"	sole		"85,748"
Wells Fargo & Co	com	949746101	"4,949"	"84,496"	sole		"84,496"
Wyeth	com	983024100	426	"9,200"	sole		"9,200"
Yak Communications	com	984208207	66	"15,000"	sole		"15,000"